Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset:
Net operating loss carry forwards	$ 165,397	$ 151,268
Deductible intra-group interest	8,663
Deferred Tax Benefit	6,928	13,298
Basis difference on acquisition of GAAM Australian assets	16,493	16,493
Other	61
Valuation allowance	(24,588)	(16,493)
Total deferred tax asset	172,954	164,566
Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,509)	(127,660)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(4,324)	(6,826)
Security deposits and maintenance reserve liability	(551)	(1,451)
Lease premiums, net	(307)	(1,028)
Net earnings of non-European Union member subsidiaries	(20,813)	(22,110)
Other		(162)
Total deferred tax liability	(163,504)	(159,237)
Deferred tax asset, net	$ 9,450	$ 5,329